October 7, 2004

Filing Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:            Form N-14 for the Reorganization of the Delaware Social Awareness Fund into the Equity Portfolio, a series of Calvert Social Investment Fund

            File Numbers 811-03334 and 002-75106

Ladies and Gentlemen:

The above Registrant filed today electronically a Form N-14 for Delaware Social Awareness Fund, a series of Delaware Group
Equity Funds II, into the Equity Portfolio, a series of Calvert Social Investment Fund, pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934.

The purpose of the prospectus/proxy is to obtain shareholder approval to reorganize the assets of the Delaware Social Awareness
Fund into the Equity Portfolio, a series of Calvert Social Investment Fund.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

Ivy Wafford Duke

Associate General Counsel

cc:      Kimberly Browning